Stock-Based Compensation - Summary of Share Grant Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share grants outstanding, beginning (in shares)	0	0
Shares vested and issued (in shares)	(1,450,880)	0
Shares forfeited (in shares)	(500,970)	0
Share grants outstanding, ending (in shares)	949,910	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average price, vested and issued (in dollars per share)	$ 20.50		$ 20.50
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share grants outstanding, beginning (in shares)	4,825,732	5,334,415
Shares vested and issued (in shares)	(481,460)	(371,611)
Shares forfeited (in shares)	(110,117)	(137,072)
Share grants outstanding, ending (in shares)	4,234,155	4,825,732
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average price, outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Weighted-average price, vested and issued (in dollars per share)	0.00	0.00
Weighted-average price, forfeited (in dollars per share)	20.50	20.50
Weighted-average price, outstanding, ending (in dollars per share)	$ 20.50	$ 20.50
PWU Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares vested and issued (in shares)			(3,979,062)